Goodwill and Intangible Assets (Additional Information) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2022	Jun. 14, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining life for identifiable intangible assets	10 years 4 months 24 days
Amortization expense			$ 3,922	$ 3,738	$ 3,738
Romeg License Agreement
Finite-Lived Intangible Assets [Line Items]
Asset acquisition consideration transferred amount		$ 5,700
Remaining Amortization Period		15 years
Patent rights
Finite-Lived Intangible Assets [Line Items]
Remaining Amortization Period			15 years
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Remaining Amortization Period			5 years